SCHEDULE OF FAIR VALUE HIERARCHY (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 11, 2024	Mar. 31, 2023
Assets:
Cash and restricted cash	$ 67,954	$ 4,816,906	$ 892,727
Due from related parties	70,449	68,080	64,936
Liabilities:
Accounts payable	3,141,081	2,036,916	2,782,502
Accrued liabilities	79,891	41,736	82,500
Provision for legal claim	9,640,094	8,948,085	9,921,298
Restricted share unit liability	611,592	3,911,823	576,214
Loans payable	141,036	139,039	140,904		$ 143,331
Accounts receivable	164,000		100,000
Promissory notes			2,000,000	$ 2,000,000
Accounts receivable	164,000
Convertible Debenture	1,832,770				$ 4,905,334
Related Party [Member]
Assets:
Due from related parties	70,449	68,080	64,936
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and restricted cash	67,954	4,816,906	892,727
Liabilities:
Accounts payable	3,141,081	2,036,916	2,782,502
Accrued liabilities	79,891	41,736	82,500
Provision for legal claim	9,640,094	8,948,085	9,921,298
Restricted share unit liability
Loans payable	141,036	139,039	140,904
Accounts receivable			100,000
Promissory notes			2,000,000
Accounts receivable	164,000
Convertible Debenture	1,832,770
Fair Value, Inputs, Level 1 [Member] | Related Party [Member]
Assets:
Due from related parties	70,449	68,080	64,936
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and restricted cash
Liabilities:
Accounts payable
Accrued liabilities
Provision for legal claim
Restricted share unit liability	611,592	3,911,823	576,214
Loans payable
Accounts receivable
Promissory notes
Accounts receivable
Convertible Debenture
Fair Value, Inputs, Level 2 [Member] | Related Party [Member]
Assets:
Due from related parties
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and restricted cash
Liabilities:
Accounts payable
Accrued liabilities
Provision for legal claim
Restricted share unit liability
Loans payable
Accounts receivable
Promissory notes
Accounts receivable
Convertible Debenture
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Assets:
Due from related parties